Shareholder Report, Average Annual Return (Details) 198031_Teucrium Agricultural Strategy No K-1 ETF_TF_TSR Annual {TF}	12 Months Ended	44 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Teucrium Agricultural Strategy No K-1 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Teucrium Agricultural Strategy No K-1 ETF NAV
Average Annual Return, Percent	(5.83%)	(9.89%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.88%	17.64%
Bloomberg Commodity Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Average Annual Return, Percent	15.77%	(0.37%)